Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Income tax expense benefits [line items]
Australian prima facie tax rate	30.00%	30.00%	30.00%
US tax reform [member]
Income tax expense benefits [line items]
Repatriation tax		$ 797	$ 797
Previously unrecognised tax credits		$ 603	$ 603